Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of inventories [Abstract]
Schedule of Inventory

	December 31, 2025	December 31, 2024
In-process precious metals	$100.4	$126.2
Ore in stockpiles	100.8	42.2
Parts and supplies	81.8	77.2
Dore, and refined precious metals	27.3	12.5
	310.3	258.1
Less: Long-term inventory	(84.9)	(25.3)
	225.4	232.8